Annual Operating Expenses - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund - Fidelity Nasdaq Composite Index Fund	May 31, 2024
Operating Expenses:
Management fee	0.29%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.29%

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.